Income Taxes - Carryovers and allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Tax credit carryovers	$ 4,600,000	$ 9,100,000
Increase in valuation allowance	1,800,000
Net tax effect	8,983,442	44,391,726
Orphan Drug And Research And Development Tax Credits [Member]
Income Tax Disclosure [Line Items]
Increase in tax credits		5,700,000
Reduction in taxes		2,700,000
Net tax effect		3,000,000
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryovers	3,300,000	4,400,000
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryovers	$ 22,400,000	$ 80,100,000